UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr. Suite 400 Broadview Heights, OH 44147

(Address of principal executive offices)  (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(440) 922-0066

Date of fiscal year end:

September 30

Date of reporting period:

September 30, 2021

Item 1. Reports to Stockholders.

Annual Shareholder Report

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

September 30, 2021

Rareview Capital LLC

1980 Festival Plaza Drive, Suite 300

Las Vegas, NV 89135

1-212-475-8664

www.rareviewfunds.com

TABLE OF CONTENTS

Management's Discussion of Fund Performance	1
Fund Performance	3
Expense Examples	6
Portfolios of Investments
Rareview Dynamic Fixed Income ETF	7
Rareview Tax Advantaged Income ETF	9
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Additional Information	27
Report of Independent Registered Public Accounting Firm	30
Privacy Policy	31

Management’s Discussion of Fund Performance    September 30, 2021(Unaudited)

Rareview Dynamic Fixed Income ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund. The Fund seeks to achieve its investment objective principally through investments in closed-end funds. Under normal market conditions, the Fund will invest in fixed income closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund's performance during the period was significant on both an absolute and relative basis.

The Fund gained 12.70% year-to-date as of September 30, 2021. Since its inception on October 20, 2020, through September 30, 2021, the Fund gained 22.63% at market value.

Relative to a 50/50 blend¹ of Investment Grade and High Yield credit, the Fund outperformed by 12.33% year-to-date through September 30, 2021, and 18.03% since inception on October 20, 2020.

The Fund had an increased asset allocation to riskier credit sectors that benefited from a strong economic environment and low cross-asset volatility. The discount-to-Net Asset Value narrowed in most of the Fund’s closed-end fund holdings resulting in significant alpha² generation.

A rise in interest rates and inflation moderately detracted from performance. However, the risk overlay process significantly contributed to performance. Derivatives were used to tactically mitigate the rise in interest rates, which more than offset the Fund’s losses.

¹Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The 50/50 blend index consists of 50% ICE BofA 5-10 Year US Corporate Index and 50% iBoxx USD Liquid High Yield Index. The ICE BofA 5-10 Year US Corporate Index tracks the performance of US dollar-denominated investment grade rated corporate debt publicly issued in the US domestic market. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe.

²The Adviser defines Alpha as the relative return of a Closed-End Fund’s (CEF) share price to its Net Asset Value (NAV). Any return of the share price that is greater than the NAV is deemed to be positive alpha. Any return that is negative than the NAV is deemed to be negative alpha.

Annual Shareholder Report | 1

Management’s Discussion of Fund Performance    September 30, 2021(Unaudited)

Rareview Tax Advantaged Income ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund (ETF). The Fund seeks to achieve its investment objective principally through investments in closed-end funds. Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund's performance during the period was significant on both an absolute and relative basis.

The Fund gained 9.15% year-to-date as of September 30, 2021. Since its inception on October 20, 2020, though September 30, 2021, the Fund gained 14.81% at market value.

Relative to the Bloomberg Barclays U.S. Municipal Bond Index¹, the Fund outperformed by 8.33% year-to-date through September 30, 2021, and 11.80% since inception on October 20, 2020.

The discount-to-Net Asset Value narrowed in most of the Fund’s closed-end fund holdings resulting in significant alpha² generation.

A rise in interest rates and inflation moderately detracted from performance. However, the risk overlay process significantly contributed to performance. Derivatives were used to tactically mitigate the rise in interest rates, which more than offset the Fund’s losses.

¹Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

²The Adviser defines Alpha as the relative return of a Closed-End Fund’s (CEF) share price to its Net Asset Value (NAV). Any return of the share price that is greater than the NAV is deemed to be positive alpha. Any return that is negative than the NAV is deemed to be negative alpha.

Annual Shareholder Report | 2

Fund Performance

     September 30, 2021(Unaudited)

Rareview Dynamic Fixed Income ETF

INVESTMENT OBJECTIVE

The Rareview Dynamic Fixed Income ETF seeks total return with an emphasis on providing current income.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2021)	Average Annual Total Returns	Expense Ratio (a)
	Inception (b)	Total
Rareview Dynamic Fixed Income ETF (RDFI) – Total Return (at Net Asset Value) (c)	22.35%	2.37%
Rareview Dynamic Fixed Income ETF (RDFI) - Total Return (at Market Value) (d)	22.63%	N/A
50% ICE BofA 5-10Y US Corp TR USD and 50% Markit iBoxx Liquid High Yield TR USD (e)(f)	4.60%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-RVFUNDS (1-888-783-8637) or visit

http://www.rareviewfunds.com.

*The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Dynamic Fixed Income ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the expense ratio as reported in the Fund’s Prospectus dated October 21, 2020. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2021 can be found in the Financial Highlights.

(b) Commencement of operations October 20, 2021.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

Annual Shareholder Report | 3

Fund Performance

     September 30, 2021(Unaudited)

Rareview Dynamic Fixed Income ETF

(e) The ICE BofA 5-10 Year U.S. Corp Index is a subset of ICE BofAML U.S. Corporate Index. It measures market performance of USD-denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity between 5 and 10 years. It is market capitalization weighted.

(f) The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe. The indices are an integral part of the global Markit iBoxx index families, which provide the marketplace with accurate and objective indices by which to assess the performance of bond markets and investments. The index is market-value weighted with an issuer cap of 3%.

Annual Shareholder Report | 4

Fund Performance

     September 30, 2021(Unaudited)

Rareview Tax Advantaged Income ETF

INVESTMENT OBJECTIVE

The Rareview Tax Advantaged Income ETF seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2021)	Average Annual Total Returns	Expense Ratio (a)
	Inception (b)	Total
Rareview Tax Advantaged Income ETF (RTAI) – Total Return (at Net Asset Value) (c)	14.49%	1.91%
Rareview Tax Advantaged Income ETF (RTAI) - Total Return (at Market Value) (d)	14.81%	N/A
Bloomberg Municipal TR USD (e)	3.01%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-RVFUNDS (1-888-783-8637) or visit http://www.rareviewfunds.com.

*The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Tax Advantaged Income ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the expense ratio as reported in the Fund’s Prospectus dated October 21, 2020. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2021 can be found in the Financial Highlights.

(b) Commencement of operations October 20, 2021.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)  The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Annual Shareholder Report | 5

Expense Examples

     September 30, 2021(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ending September 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Funds’ prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period(a)	Annualized Expense Ratio
Rareview Dynamic Fixed Income ETF	Actual	$ 1,000.00	$ 1,051.50	$ 7.71	1.50%
	Hypothetical	1,000.00	1,017.55	7.59	1.50
Rareview Tax Advantaged Income ETF	Actual	1,000.00	1,044.00	6.41	1.25
	Hypothetical	1,000.00	1,018.80	6.33	1.25

(a) Expenses are equal to a Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Shareholder Report | 6

Portfolio of Investments

                  September 30, 2021

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	6.6
Closed End Funds	92.8
Options on Futures	0.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks
Financials — 6.4%
94,734	AGNC Investment Corp.	1,493,955
185,091	Annaly Capital Management, Inc.	1,558,466
72,624	Great Ajax Corp.	979,698
51,815	Two Harbors Investment Corp.	328,507
		4,360,626
Total Common Stocks (Cost $4,510,541)		4,360,626

Closed End Funds — 90.3%
920,742	Aberdeen Asia-Pacific Income Fund, Inc.	3,821,079
6,136	Aberdeen Global Premier Properties Fund	37,184
151,006	Apollo Senior Floating Rate Fund, Inc.	2,385,895
263,575	Ares Dynamic Credit Allocation Fund, Inc.	4,267,279
185,342	BlackRock Floating Rate Income Strategies Fund, Inc.	2,476,169
34,065	BlackRock MuniHoldings Fund, Inc.	557,644
277,947	BlackRock MuniVest Fund, Inc.	2,632,158
68,516	BlackRock MuniYield Quality Fund III, Inc.	1,005,815
162,544	Blackstone Strategic Credit Fund	2,251,234
237,781	BrandywineGLOBAL Global Income Opportunities Fund	2,977,018
69,611	Doubleline Yield Opportunities Fund	1,330,266
152,470	Eaton Vance Municipal Bond Fund	2,040,049
592,202	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,464,382
96,503	Nuveen AMT-Free Quality Municipal Income Fund	1,465,881
315,963	Nuveen Floating Rate Income Fund	3,181,747
90,833	Nuveen Municipal Credit Opportunities Fund	1,372,487
97,211	Nuveen New Jersey Quality Municipal Income Fund	1,499,966
71,535	Nuveen New York AMT-Free Quality Municipal Income	989,329
59,416	Nuveen Quality Municipal Income Fund	928,078
626,727	Nuveen Senior Income Fund	3,666,353

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 7

Portfolio of Investments (Continued)

                  September 30, 2021

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
Closed End Funds — continued
178,830	Nuveen Short Duration Credit Opportunities Fund	2,700,333
238,443	PGIM Global High Yield Fund, Inc.	3,672,022
244,771	PGIM High Yield Bond Fund, Inc.	3,975,081
272,237	Templeton Emerging Markets Income Fund	2,107,114
343,980	Western Asset Emerging Markets Debt Fund, Inc.	4,678,128
126,746	Western Asset Managed Municipals Fund, Inc.	1,690,792
		61,173,483
Total Closed End Funds (Cost $60,702,891)		61,173,483

Purchased Options on Futures — 0.6%
Total Purchased Options on Futures (Cost $215,228)		404,150
Total Investments — 97.3% (Cost $65,428,660)		65,938,259
Other Assets in Excess of Liabilities — 2.7%		1,825,660
Net Assets — 100.0%		67,763,919

AMT — Alternative Minimum Tax

Written Options on Futures Contracts

Exchange-traded options on futures contracts written as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)(a)	Premiums Received	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options	Put	666	163,586	57,103	98.25	3/13/22	(95,738)
Euro$ 3Y Midcurve Options	Put	1,040	254,800	37,169	98.00	12/12/21	(78,000)
(Total Premiums Received $94,272)							(173,738)

Purchased Options on Futures Contracts

Exchanged-traded options on futures contracts purchased as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options	Put	666	164,002	98.50	3/13/22	183,150
Euro$ 3Y Midcurve Options	Put	1,040	255,450	98.25	12/12/21	221,000
(Total Cost $215,228)						404,150

(a) Notional amount is expressed as the number of contracts multiplied by 2,500, multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 8

Portfolio of Investments

                  September 30, 2021

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Closed End Funds	96.2
Exchange-Traded Fund	3.2
Options on Futures	0.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Closed End Funds — 92.5%
94,178	BlackRock Muniholdings Fund, Inc.	1,541,694
288,997	BlackRock MuniVest Fund, Inc.	2,736,802
79,601	BlackRock MuniYield Quality Fund III, Inc.	1,168,543
159,575	Eaton Vance Municipal Bond Fund	2,135,113
175,598	Nuveen AMT-Free Quality Municipal Income Fund	2,667,334
42,325	Nuveen California Quality Municipal Income Fund	664,079
52,071	Nuveen Municipal Credit Opportunities Fund	786,793
77,693	Nuveen New Jersey Quality Municipal Income Fund	1,198,803
84,327	Nuveen New York AMT-Free Quality Municipal Income	1,166,242
145,514	Nuveen Quality Municipal Income Fund	2,272,929
79	Pioneer Municipal High Income Advantage Fund, Inc.	916
131,512	Western Asset Managed Municipals Fund, Inc.	1,754,370
		18,093,618
Total Closed End Funds (Cost $18,009,662)		18,093,618
Exchange-Traded Fund — 3.1%
9,572	VanEck High Yield Muni ETF	598,058
Total Exchange-Traded Fund (Cost $604,237)		598,058

Purchased Options on Futures — 0.6%
Total Purchased Options on Futures (Cost $57,724)		108,775
Total Investments — 96.2% (Cost $18,671,623)		18,800,451
Other Assets in Excess of Liabilities — 3.8%		751,802
Net Assets — 100.0%		19,552,253

AMT — Alternative Minimum Tax

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 9

Portfolio of Investments (Continued)

                  September 30, 2021

Rareview Tax Advantaged Income ETF

Written Options on Futures Contracts

Exchange-traded options on futures contracts written as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)(a)	Premiums Received	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options	Put	173	42,493	14,833	98.25	3/13/22	(24,869)
Euro$ 3Y Midcurve Options	Put	288	70,560	10,293	98.00	12/10/21	(21,600)
(Total Premiums Received $25,126)							(46,469)

Purchased Options on Futures Contracts

Exchanged-traded options on futures contracts purchased as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options	Put	173	42,601	98.50	3/13/22	47,575
Euro$ 3Y Midcurve Options	Put	288	70,740	98.25	12/10/21	61,200
(Total Cost $57,724)						108,775

(a) Notional amount is expressed as the number of contracts multiplied by 2,500, multiplied by the strike price of the underlying asset.

 See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 10

Statements of Assets and Liabilities

                  September 30, 2021

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Assets:
Investments, at value (Cost $65,428,660 and $18,671,623)	$65,938,259	$18,800,451
Cash	1,257,709	737,711
Deposits at brokers for derivatives contracts	418,864	204,463
Deferred Offering Costs	8,200	6,436
Dividends and interest receivable	418,761	46,547
Receivable for investments sold	37,283	1,007,130
Total Assets	68,079,076	20,802,738
Liabilities:
Payable for investments purchased	37,420	1,164,661
Written options at value (Premiums received $94,272 and $25,126)	173,738	46,469
Accrued expenses:
Advisory	51,492	4,387
Administration	18,582	4,981
Custodian	293	126
Fund accounting	2,808	1,631
Trustee	2,000	800
Other	28,824	27,430
Total Liabilities	315,157	1,250,485
Net Assets	$67,763,919	$19,552,253
Net Assets consist of:
Paid in Capital	$65,799,447	$18,912,063
Total Distributable Earnings/(Deficit)	1,964,472	640,190
Net Assets	$67,763,919	$19,552,253

Net Assets:	$67,763,919	$19,552,253
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	2,300,000	700,000
Net Asset Value (offering and redemption price per share):	$29.46	$27.93

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 11

Statements of Operations                      For the period ended September 30, 2021

	Rareview Dynamic Fixed Income ETF(a)	Rareview Tax Advantaged Income ETF(a)
Investment Income:
Dividend income	$1,671,365	$374,371
Interest income	27	15
Total Investment Income	1,671,392	374,386
Expenses:
Advisory	243,668	66,586
Administration	87,921	31,073
Custodian	3,874	1,510
Offering costs	12.299	9,651
Fund Accounting	21,376	20,492
Legal and audit	41,364	35,972
Printing	3,966	3,703
Trustee	4,624	3,024
Other fees	9,889	9,640
Total Expenses before fee reductions	428,981	181,651
Expenses contractually waived or reimbursed by the Advisor	(48,672)	(69,755)
Waivers and/or reimbursements from the Administrator	(724)	(298)
Total Net Expenses	379,585	111,598
Net Investment Income	1,291,807	262,788
Realized and Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	814,024	339,554
Net realized gains from in-kind transactions	76,701	—
Net realized gains from futures transactions	382,523	141,612
Net realized gains from written options transactions	34,909	14,560
Change in unrealized appreciation on investments	509,600	128,829
Change in unrealized appreciation/(depreciation) on written options	(79,465)	(21,343)
Net Realized and Unrealized Gains (Losses) from Investment Transactions	1,738,292	603,212
Change in Net Assets Resulting From Operations	$3,030,099	$866,000

(a) For the period from the commencement of operations on October 20, 2020 through September 30, 2021.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 12

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
	For the period October 20, 2020(a) through September 30, 2021	For the period October 20, 2020(a) through September 30, 2021
From Investment Activities:
Operations:
Net investment income	$1,291,807	$262,788
Net realized gains from investment transactions	1,308,157	495,726
Change in unrealized appreciation/depreciation on investments	430,135	107,486
Change in net assets resulting from operations	3,030,099	866,000
Distributions to Shareholders From:
Total Distributions Paid	(960,195)	(225,810)
Change in net assets from distributions	(960,195)	(225,810)
Capital Transactions:
Proceeds from shares issued	66,437,443	18,912,063
Cost of shares redeemed	(743,428)	—
Change in net assets from capital transactions	65,694,015	18,912,063
Change in net assets	67,763,919	19,552,253
Net Assets:
Beginning of period	—	—
End of period	$67,763,919	$19,552,253
Share Transactions:
Issued	2,325,000	700,000
Redeemed	(25,000)	—
Change in shares	2,300,000	700,000

(a) Commencement of operations

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 13

Financial Highlights

Rareview Dynamic Fixed Income ETF	October 20, 2020a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)	1.21
Net Realized and Unrealized Gains (Losses) on Investments	4.32
Total from Investment Activities	5.53

Distributions from Net Investment Income	(1.07)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(1.07)

Net Asset Value, End of Period	$29.46
Net Assets at End of Period (000's)	$67,764

Total Return at NAV(b)(c)	22.35%
Total Return at Market(c)(d)	22.63%

Ratio of Net Expenses to Average Net Assets(e)(f)	1.50%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	5.11%
Portfolio Turnover(c)(i)	74%

(a) Commencement of operations.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Not annualized for periods less than one year.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(e) Annualized for periods less than one year.

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 14

Financial Highlights

Rareview Tax Advantaged Income ETF	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)	0.72
Net Realized and Unrealized Gains (Losses) on Investments	2.88
Total from Investment Activities	3.60

Distributions from Net Investment Income	(0.67)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(0.67)

Net Asset Value, End of Period	$27.93
Net Assets at End of Period (000's)	$19,552

Total Return at NAV(b)(c)	14.49%
Total Return at Market(c)(d)	14.81%

Ratio of Net Expenses to Average Net Assets(e)(f)	1.25%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	2.94%
Portfolio Turnover(c)(i)	78%

(a) Commencement of operations.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Not annualized for periods less than one year.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(e) Annualized for periods less than one year.

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 15

Notes to Financial Statements                                                 September 30, 2021

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF (the “Funds”). The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds commenced operations on October 20, 2020.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“CBOE”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standard No. 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent

Annual Shareholder Report | 16

Notes to Financial Statements (Continued)                             September 30, 2021

assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds' securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds' investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Shares of closed-end funds, unlike those of open-end investment companies, are not redeemable by the fund on a daily basis. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Annual Shareholder Report | 17

Notes to Financial Statements (Continued)                             September 30, 2021

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures and option contracts are values at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of September 30, 2021, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Rareview Dynamic Fixed Income ETF
Common Stocks(1)	$4,360,626	$4,360,626
Closed End Funds	61,173,483	61,173,483
Purchased Options on Futures	404,150	404,150
Total Investment Securities	$65,938,259	$65,938,259
Written Options on Futures	(173,738)	(173,738)
Total Investments	$65,764,521	$65,764,521
Rareview Tax Advantaged Income ETF
Closed End Funds	$18,093,618	$18,093,618
Exchange-Traded Fund	598,058	598,058
Purchased Options on Futures	108,775	108,775
Total Investment Securities	$18,800,451	$18,800,451
Written Options on Futures	(46,469)	(46,469)
Total Investments	$18,753,982	$18,753,982

(1) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains

Annual Shareholder Report | 18

Notes to Financial Statements (Continued)                             September 30, 2021

in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders any net investment income, if any, at least monthly and any net realized cap gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Derivative Instruments

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related

Annual Shareholder Report | 19

Notes to Financial Statements (Continued)                             September 30, 2021

to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of September 30, 2021, and the monthly average notional amount for these contracts for the period ended September 30, 2021 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
Futures Contracts:	Long	Short	Long	Short
Rareview Dynamic Fixed Income ETF	–	–	88,490,350(a)	73,928,882(a)
Rareview Tax Advantaged Income ETF	–	–	38,279,340(a)	31,878,036(a)

(a)

For the period October 20, 2020 through September 30, 2021.

As of September 30, 2021, the Funds do not hold any open futures contracts.

Options Contracts:

Purchased Options Contracts – A Fund pays a premium which is included in “Investments” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. A Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – A Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that a Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of September 30, 2021, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of September 30, 2021, and the monthly average notional amount for these contracts for the period ended September 30, 2021 were as follows:

Annual Shareholder Report | 20

Notes to Financial Statements (Continued)                             September 30, 2021

	Outstanding	Monthly Average
	Notional Amount (000)	Notional Amount (000)(a)
Purchased Option Contracts:
Rareview Dynamic Fixed Income ETF	419,452	101,644
Rareview Tax Advantaged Income ETF	113,341	36,270

(a) For the period October 20, 2020 through September 30, 2021.

	Outstanding	Monthly Average
	Notional Amount (000)	Notional Amount (000)(a)
Written Option Contracts:
Rareview Dynamic Fixed Income ETF	418,386	117,351
Rareview Tax Advantaged Income ETF	113,053	41,063

(a) For the period October 20, 2021 through September 30, 2021.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of September 30, 2021:

Assets	Liabilities
Investments, at value for Purchased Options ($)	Written Options, at Fair Value ($)

Fund
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	404,150	173,738
Rareview Tax Advantaged Income ETF	108,775	46,469

*For futures contracts, the amounts represent their cumulative appreciation/(depreciation), which includes movements of variation margin.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, as of September 30, 2021:

Net Realized Gains/(Losses) from
Fund

Futures Contracts ($)	Purchased Options ($)	Written Options ($)

Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	382,523	10,387	34,909
Rareview Tax Advantaged Income ETF	141,612	5,388	14,560

Annual Shareholder Report | 21

Notes to Financial Statements (Continued)                             September 30, 2021

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts ($)	Purchased Options ($)	Written Options ($)

Fund
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	–	188,922	(79,465)
Rareview Tax Advantaged Income ETF	–	51,051	(21,343)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rareview Capital, LLC (the “Advisor”), serves as the Funds' investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, computer daily and paid monthly. The Rareview Dynamic Fixed Income ETF pays a fee of 0.97% and the Rareview Tax Advantaged Income ETF pays a fee of 0.75%.

The Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses until at least January 31, 2023, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) will not exceed 1.50% of the daily average net assets of the Rareview Dynamic Fixed Income ETF and 1.25% of the daily average net assets of the Rareview Tax Advantaged Income ETF (the “Expense Cap”). Each Expense Cap will remain in effect through at least January 31, 2023, and may be terminated at any time upon 60 days’ written notice by the Board. The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

As of September 30, 2021, the Advisor may recoup amounts from the Fund as follows:

Expires 9/30/2024
Rareview Dynamic Fixed Income ETF	$48,672
Rareview Tax Advantaged Income ETF	$69,755

B. Administration, Transfer Agent and Accounting Fees

Annual Shareholder Report | 22

Notes to Financial Statements (Continued)                             September 30, 2021

Citi Fund Services Ohio, Inc. serves as administrator and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. services as the Custodian and transfer agent pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS 0.35% of the Funds' average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000 per Fund.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds' Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as Custodian for the Funds and safeguards and holds the Funds' cash and securities, settles the Funds' securities transactions, and collects income on the Funds' investments. The Custodian receives fees based on the level of the Funds' average daily net assets for the period, plus out-of-pocket expenses.

E. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and receive no compensation from the Funds for their services.

The Advisor paid all organizational and offering costs of the Funds.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2021 were as follows:

	Purchases ($)	Sales ($)
Rareview Dynamic Fixed Income ETF	51,058,062	19,801,882
Rareview Tax Advantaged Income ETF	15,944,966	7,069,434

Purchases and sales of in-kind transactions for the period ended September 30, 2021 were as follows:

	Purchases ($)	Sales ($)
Rareview Dynamic Fixed Income ETF	33,816,655	717,671
Rareview Tax Advantaged Income ETF	9,404,190	–

There were no purchases or sale of U.S. government securities during the period ended September 30, 2021.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation

Annual Shareholder Report | 23

Notes to Financial Statements (Continued)                             September 30, 2021

Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, Securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” or “Securities receivable related to in-kind transactions” on the Statements of Assets and Liabilities. As of September 30, 2021, there were no delayed unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Trust has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the period ended September 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

As of September 30, 2021, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Rareview Dynamic Fixed Income ETF	$65,362,730	$670,256	$(377,922)	$292,334
Rareview Tax Advantaged Income ETF	18,649,240	130,546	(55,512)	75,034

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to wash sale activity.

Annual Shareholder Report | 24

Notes to Financial Statements (Continued)                             September 30, 2021

The tax character of distributions paid during the period ended September 30, 2021 as follows:

		Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
Rareview Dynamic Fixed Income ETF	$746,648	$—	$746,648	$213,547	$960,195
Rareview Tax Advantaged Income ETF	5,442	—	5,442	220,368	225,810

As of September 30, 2021, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Deficit)
Rareview Dynamic Fixed Income ETF	$1,280,465	73,751	$317,922	$—	$292,334	$1,964,472
Rareview Tax Advantaged Income ETF	414,308	36,086	114,762	—	75,034	640,190

Permanent Tax Differences:

As of September 30, 2021, the following reclassifications relating primarily to deemed distribution for tax purposes and redemption in-kind transactions have been made:

	Total Distributable Earnings/(Deficit)	Paid in Capital
Rareview Dynamic Fixed Income ETF	$(105,432)	$105,432
Rareview Tax Advantaged Income ETF	—	—

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Annual Shareholder Report | 25

Notes to Financial Statements (Continued)                             September 30, 2021

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2021.

Annual Shareholder Report | 26

Notes to Financial Statements (Continued)                             September 30, 2021

Additional Federal Income Tax Information

During the fiscal year ended September 30, 2021, the Fund declared long-term realized gain distributions in the following amount:

Long-Term Capital Gains ($)
Rareview Dynamic Fixed Income ETF	6,555
Rareview Tax Advantaged Income ETF	-

During the fiscal year ended September 30, 2021, the Fund declared short-term realized gain distributions in the following amount:

Short-Term Capital Gains ($)
Rareview Dynamic Fixed Income ETF	21,085
Rareview Tax Advantaged Income ETF	-

During the fiscal period ended September 30, 2021, the following percentages of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Distributions Received Deduction (%)
Rareview Dynamic Fixed Income ETF	3.03
Rareview Tax Advantaged Income ETF	-

For the fiscal year ended September 30, 2021, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

During the fiscal year ended September 30, 2021, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income (%)
Rareview Dynamic Fixed Income ETF	2.95
Rareview Tax Advantaged Income ETF	-

Annual Shareholder Report | 27

Additional Information (Continued)                    September 30, 2021(Unaudited)

Additional Disclosure Regarding Fund Trustees and Officers

Name, Address and Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Dean Drulias, Esq. Year of Birth: 1947	Trustee	Attorney (self-employed), since 2012	14	None
Shawn Orser Year of Birth: 1975	Trustee	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	14	None
Fredrick Stoleru Year of Birth: 1971	Trustee	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013.	14	None
Ronald Young Jr. Year of Birth: 1974	None	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	14	None
Gregory Skidmore Birth Year: 1976	Trustee and President	President, Belpointe Asset Management, LLC since 2007	14	None
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	President and Founder of Beacon Compliance Consulting, Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 to 2009).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

The Funds’ SAI references additional information about the Trustees and is available free of charge, upon request by calling toll free at (212) 475-8664.

Annual Shareholder Report | 28

Additional Information (Continued)                    September 30, 2021(Unaudited)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at (212) 475-8664, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ telephone number (212) 475-8664.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling (212) 475-8664 or referring to the SEC's web site at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Annual Shareholder Report | 29

Report of Independent Registered Public Accounting Firm   September 30, 2021

To the Shareholders of Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF and Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF (the “Funds”), each a series of Collaborative Investment Series Trust, as of September 30, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from October 20, 2020 (commencement of operations) through September 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for the period from October 20, 2020 (commencement of operations) through September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

Annual Shareholder Report | 30

We have served as the auditor of one or more investment companies advised by Rareview Capital, LLC, since 2016.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

December 9, 2021

Annual Shareholder Report | 31

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

Annual Shareholder Report | 32

PRIVACY NOTICE (Continued)
What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

Annual Shareholder Report | 33

Investment Advisor

Rareview Capital LLC

1980 Festival Plaza Drive, Suite 300

Las Vegas, NV 89135

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

This report is provided for the general information of each Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about each Fund.

11/21

Item 2. Code of Ethics.

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer.

(b) Not applicable.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(d) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2021: $34,000

 (b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2021: $-

(c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2021: $7,000

Fees for 2021 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0.

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2021: $-

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) The Registrant’s audit committee has reviewed the scope and plan of the independent public accountants’ annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f) Not applicable.

(g) Not applicable.

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account’s independence.

Item 5.

 Audit Committee of Listed Registrants.

Not applicable.

Item 6.

Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Collaborative Investment Series Trust

By (Signature and Title) __________________________________________________________________________

           Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date ______12/9/21_____________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _________________________________________________________________________

           Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date ______12/9/21_____________________________________________________

By (Signature and Title) ___________________________________________________________

           Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date ______12/9/21_____________________________________________________